Schedule of Inventories (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Inventories Schedule Of Inventories 1	$ 74,736
Inventories Schedule Of Inventories 2	193,713
Inventories Schedule Of Inventories 3	13,497
Inventories Schedule Of Inventories 4	11,947
Inventories Schedule Of Inventories 5	472,594
Inventories Schedule Of Inventories 6	874,899
Inventories Schedule Of Inventories 7	297,951
Inventories Schedule Of Inventories 8	651,266
Inventories Schedule Of Inventories 9	858,778
Inventories Schedule Of Inventories 10	1,731,825
Inventories Schedule Of Inventories 11	(227,168)
Inventories Schedule Of Inventories 12	(254,042)
Inventories Schedule Of Inventories 13	631,610
Inventories Schedule Of Inventories 14	$ 1,477,783